BlackRock Capital Appreciation Portfolio
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.4%
TransDigm Group, Inc. ............... 5,801 $ 4,275,627
Automobiles — 2.7%
Tesla, Inc.
(a)
....................... 22,802 4,730,503
Broadline Retail — 7.2%
Amazon.com, Inc.
(a)
................. 124,656 12,875,718
Capital Markets — 4.8%
Blackstone, Inc. .................... 24,566 2,157,877
MSCI, Inc. ....................... 5,178 2,898,075
S&P Global, Inc. ................... 10,078 3,474,592
8,530,544
Chemicals — 1.1%
Sherwin-Williams Co. (The) ............ 8,676 1,950,105
Commercial Services & Supplies — 2.2%
Cintas Corp. ...................... 4,484 2,074,657
Waste Connections, Inc. .............. 12,746 1,772,586
3,847,243
Entertainment — 1.5%
Netflix, Inc.
(a)
...................... 7,763 2,681,961
Financial Services — 7.5%
Adyen NV, ADR
(a)(b)
.................. 74,736 1,183,818
Mastercard , Inc., Class A .............. 11,934 4,336,935
Visa, Inc., Class A
(b)
................. 35,143 7,923,341
13,444,094
Health Care Equipment & Supplies — 4.7%
(a)
Boston Scientific Corp. ............... 51,805 2,591,804
IDEXX Laboratories, Inc. .............. 5,293 2,646,924
Intuitive Surgical, Inc. ................ 12,554 3,207,170
8,445,898
Health Care Providers & Services — 3.0%
UnitedHealth Group, Inc. .............. 11,286 5,333,651
Hotels, Restaurants & Leisure — 3.4%
Chipotle Mexican Grill, Inc.
(a)
........... 1,442 2,463,354
Evolution AB
(c)(d)
.................... 27,106 3,631,621
6,094,975
Interactive Media & Services — 6.2%
(a)
Alphabet, Inc., Class A ............... 81,857 8,491,027
Match Group, Inc. .................. 67,619 2,595,893
11,086,920
IT Services — 0.2%
MongoDB, Inc., Class A
(a)
............. 1,479 344,784
Life Sciences Tools & Services — 4.5%
Danaher Corp. .................... 14,402 3,629,880
Lonza Group AG (Registered) .......... 3,385 2,037,769
Thermo Fisher Scientific, Inc. ........... 4,094 2,359,659
8,027,308
Oil, Gas & Consumable Fuels — 1.4%
Cheniere Energy, Inc. ................ 13,378 2,108,373
EQT Corp. ....................... 10,407 332,087
2,440,460
Pharmaceuticals — 2.8%
AstraZeneca plc, ADR
(b)
.............. 16,151 1,121,041
Eli Lilly & Co. ..................... 3,083 1,058,764
Zoetis, Inc., Class A ................. 16,988 2,827,483
5,007,288
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 11.9%
Advanced Micro Devices, Inc.
(a)
......... 41,634 $ 4,080,548
ASML Holding NV (Registered), ADR
(b)
.... 8,821 6,004,543
KLA Corp. ........................ 8,653 3,454,018
NVIDIA Corp. ..................... 27,919 7,755,061
21,294,170
Software — 17.9%
BILL Holdings, Inc.
(a)
................. 6,930 562,300
Cadence Design Systems, Inc.
(a)
........ 17,392 3,653,885
Intuit, Inc. ........................ 16,454 7,335,687
Microsoft Corp. .................... 55,105 15,886,772
Palo Alto Networks, Inc.
(a)
............. 4,584 915,608
ServiceNow , Inc.
(a)
.................. 7,556 3,511,424
31,865,676
Specialty Retail — 0.5%
Ross Stores, Inc. ................... 8,364 887,671
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc. ....................... 96,551 15,921,260
Textiles, Apparel & Luxury Goods — 4.2%
LVMH Moet Hennessy Louis Vuitton SE .... 3,806 3,493,560
NIKE, Inc., Class B ................. 32,776 4,019,649
7,513,209
Total Common Stocks — 99.0%
(Cost: $141,329,799) ............................. 176,599,065
Preferred Securities
Preferred Stocks — 0.9%
IT Services — 0.9%
ByteDance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,124,560)
(a)(e)(f)
.............. 10,263 1,623,246
Total Preferred Securities — 0.9%
(Cost: $1,124,560) .............................. 1,623,246
Total Long-Term Investments — 99.9%
(Cost: $142,454,359) ............................. 178,222,311
Short-Term Securities
Money Market Funds — 5.0%
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70% ................... 432,105 432,105
SL Liquidity Series, LLC, Money Market Series,
5.01%
( i )
....................... 8,556,878 8,557,735
Total Short-Term Securities — 5.0%
(Cost: $8,989,227) .............................. 8,989,840
Total Investments — 104.9%
(Cost: $151,443,586 ) ............................. 187,212,151
Liabilities in Excess of Other Assets — (4.9)% ............ (8,761,258)
Net Assets — 100.0% ..............................
$ 178,450,893

BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,623,246, representing 0.91% of its net assets as of period end, and an original cost of $1,124,560.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 310,134 $ 121,971
(a)
$ — $ — $ — $ 432,105 432,105 $ 2,627 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 4,783,052 3,776,252
(a)
— (2,002) 433 8,557,735 8,556,878 3,681
(b)
—
$ (2,002) $ 433 $ 8,989,840 $ 6,308 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,275,627 $ — $ — $ 4,275,627
Automobiles .......................................... 4,730,503 — — 4,730,503
Broadline Retail ........................................ 12,875,718 — — 12,875,718
Capital Markets ........................................ 8,530,544 — — 8,530,544
Chemicals ............................................ 1,950,105 — — 1,950,105
Commercial Services & Supplies ............................. 3,847,243 — — 3,847,243
Entertainment ......................................... 2,681,961 — — 2,681,961
Financial Services ...................................... 13,444,094 — — 13,444,094
Health Care Equipment & Supplies ........................... 8,445,898 — — 8,445,898
Health Care Providers & Services ............................ 5,333,651 — — 5,333,651
Hotels, Restaurants & Leisure .............................. 2,463,354 3,631,621 — 6,094,975
Interactive Media & Services ............................... 11,086,920 — — 11,086,920
IT Services ........................................... 344,784 — — 344,784
Life Sciences Tools & Services .............................. 5,989,539 2,037,769 — 8,027,308
Oil, Gas & Consumable Fuels ............................... 2,440,460 — — 2,440,460
Pharmaceuticals ....................................... 5,007,288 — — 5,007,288
Semiconductors & Semiconductor Equipment .................... 21,294,170 — — 21,294,170
Software ............................................. 31,865,676 — — 31,865,676
Specialty Retail ........................................ 887,671 — — 887,671
Technology Hardware, Storage & Peripherals .................... 15,921,260 — — 15,921,260
Textiles, Apparel & Luxury Goods ............................ 4,019,649 3,493,560 — 7,513,209
Preferred Securities ....................................... — — 1,623,246 1,623,246
Short-Term Securities
Money Market Funds ...................................... 432,105 — — 432,105
$ 167,868,220 $ 9,162,950 $ 1,623,246 $ 178,654,416
Investments Valued at NAV
(a)
...................................... 8,557,735
$ —
$ 187,212,151
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Stocks Total
Investments
Assets
Opening balance, as of December 31, 2022 ................................................................................... $ 1,691,414 $ 1,691,414
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized depreciation
(a)
...................................................................................... (68,168) (68,168)
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of March 31, 2023 ......................................................................................
$ 1,623,246 $ 1,623,246
Net change in unrealized depreciation on investments still held at March 31, 2023
(a)
.........................................................
$ (68,168) $ (68,168)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International
S&P Standard & Poor's